Long-Term Debt and Interest Rate Swap Arrangements (Debt) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 7.125% Senior Secured Notes due 2017	Dec. 31, 2012 7.125% Senior Secured Notes due 2017	Mar. 23, 2010 7.125% Senior Secured Notes due 2017	Jun. 30, 2014 7.5% Senior Secured Notes due 2019, net of original issue discount	Dec. 31, 2013 7.5% Senior Secured Notes due 2019, net of original issue discount	Dec. 31, 2012 7.5% Senior Secured Notes due 2019, net of original issue discount	Sep. 25, 2009 7.5% Senior Secured Notes due 2019, net of original issue discount	Jun. 30, 2014 7.375% Senior Secured Notes due 2020	Dec. 31, 2013 7.375% Senior Secured Notes due 2020	Dec. 31, 2012 7.375% Senior Secured Notes due 2020	Mar. 23, 2010 7.375% Senior Secured Notes due 2020	Jun. 30, 2014 5.125% Senior Secured Notes due 2022	Dec. 31, 2013 5.125% Senior Secured Notes due 2022	Dec. 31, 2012 5.125% Senior Secured Notes due 2022	Jul. 02, 2012 5.125% Senior Secured Notes due 2022	Jun. 30, 2014 4.375% Senior Secured Notes due 2023, net of original issue discount	Dec. 31, 2013 4.375% Senior Secured Notes due 2023, net of original issue discount	Mar. 18, 2013 4.375% Senior Secured Notes due 2023, net of original issue discount	Dec. 31, 2012 4.375% Senior Secured Notes due 2023, net of original issue discount	Jun. 30, 2014 5.95% Senior Secured Notes due 2043, net of original issue discount	Dec. 31, 2013 5.95% Senior Secured Notes due 2043, net of original issue discount	Mar. 18, 2013 5.95% Senior Secured Notes due 2043, net of original issue discount	Dec. 31, 2012 5.95% Senior Secured Notes due 2043, net of original issue discount	Jun. 30, 2014 Senior secured credit facility	Dec. 31, 2013 Senior secured credit facility	Dec. 31, 2012 Senior secured credit facility	Jun. 30, 2014 Capital lease obligations	Dec. 31, 2013 Capital lease obligations	Dec. 31, 2012 Capital lease obligations
Debt Instrument [Line Items]
Debt and Capital Lease Obligations	$ 3,948	$ 3,813	$ 3,477	$ 0	$ 500		$ 761	$ 761	$ 988		$ 500	$ 500	$ 500		$ 500	$ 500	$ 500		$ 750	$ 750		$ 0	$ 300	$ 300		$ 0	$ 65	$ 922	$ 903	$ 73	$ 80	$ 86
Total debt						500				1,000				500				500			750				300
Current portion of debt and capital lease obligations	(11)	(13)	(12)
Long-term portion of debt and capital lease obligations	$ 3,937	$ 3,800	$ 3,465